Deferred Revenue - Schedule of Revenues by Geographic Region (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Geographic Region [Line Items]
Revenues	$ 12,829,349	$ 4,386,516	$ 27,950,264	$ 12,533,335	$ 20,649,528	$ 5,875,314
India [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues	12,043,038	3,784,127	23,796,743	11,422,881	19,083,703	5,362,814
Iraq [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues	770,593		770,593
UAE [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues	8,252		22,833
Nepal [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues	7,335		11,482	508,065	501,719
Indonesia [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues	$ 131	$ 602,389	1,020,967	602,389	595,903
Nepal [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues			1,409,925
South America [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues			$ 917,721		$ 468,203